Concentrations - Schedule of Concentrations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		38.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage			32.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage			23.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	29.00%